Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING
Net income (loss)	$ 123,876,000	$ 126,516,000
Items not affecting cash
Restricted share expense	3,739,000	2,759,000
Loss on extinguishment of debt	2,723,000	0
Write-off of landfill development assets	0	0
Accretion of landfill closure and post-closure costs	6,349,000	6,132,000
Goodwill impairment	0	0
Amortization of intangibles	43,115,000	56,421,000
Amortization of capital assets	145,928,000	152,895,000
Amortization of landfill assets	69,360,000	76,289,000
Interest on long-term debt (amortization of deferred financing costs)	3,101,000	3,418,000
Non-cash interest income	(194,000)	(216,000)
Net (gain) loss on sale of capital assets	(11,279,000)	(17,905,000)
Net (gain) loss on financial instruments	6,992,000	24,214,000
Re-measurement gain on previously held equity investment	0	(5,156,000)
Deferred income taxes	5,615,000	(350,000)
Net loss from equity accounted investee	0	82,000
Landfill closure and post-closure expenditures	(6,809,000)	(4,696,000)
Changes in non-cash working capital items	22,499,000	(20,677,000)
Cash generated from operating activities	415,015,000	399,726,000
INVESTING
Acquisitions	(139,001,000)	(77,698,000)
Restricted cash deposits	(21,000)	(23,000)
Investment in other receivables	(511,000)	(253,000)
Proceeds from other receivables	4,766,000	76,000
Funded landfill post-closure costs	(620,000)	(1,569,000)
Purchase of capital assets	(197,897,000)	(182,834,000)
Purchase of landfill assets	(57,545,000)	(54,579,000)
Proceeds from the sale of capital assets	6,355,000	28,528,000
Proceeds from asset divestitures	76,190,000	0
Investment in landfill development assets	(2,844,000)	(1,103,000)
Cash utilized in investing activities	(311,128,000)	(289,455,000)
FINANCING
Payment of deferred financing costs	(7,397,000)	(48,000)
Proceeds from long-term debt	946,133,000	358,682,000
Repayment of long-term debt	(883,292,000)	(305,339,000)
Proceeds from the exercise of stock options	(51,000)	123,000
Repurchase of common shares	(93,310,000)	(80,770,000)
Purchase of restricted shares	(4,534,000)	(3,920,000)
Dividends paid to share and participating preferred share holders	(56,296,000)	(63,475,000)
Cash (utilized in) generated from financing activities	(98,747,000)	(94,747,000)
Effect of foreign currency translation on cash and cash equivalents	(10,996,000)	(5,868,000)
NET CASH INFLOW (OUTFLOW)	(5,856,000)	9,656,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	41,636,000	31,980,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 35,780,000	$ 41,636,000